AM SAFE (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 08, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Shares issued in transaction (in shares)	196,222,737
AM SAFE liability		$ 0	$ 28,986	$ 28,271
AM SAFE Liability
Derivative [Line Items]
Shares issued in transaction (in shares)	3,000,000
AM SAFE liability	$ 29,730		$ 28,986
Stock repurchased during period (usd per share)	$ 9.91